Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 30	¥ 32
Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	70.00%	70.00%
Japanese Corporate Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	30.00%	30.00%
Fair value of pension plan assets	¥ 7	¥ 24
Foreign Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds	100.00%	90.00%
Foreign Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets investment allocation in pooled funds		10.00%